Interest-bearing loans and borrowings - Schedule of future lease payments for leaseback agreement maturity (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 2,402,035	$ 930,713
Less than 1 year
Disclosure of detailed information about borrowings [line items]
Borrowings	512,393	295,648
Between 1 and 5 years
Disclosure of detailed information about borrowings [line items]
Borrowings	1,244,639	552,319
More than 5 years
Disclosure of detailed information about borrowings [line items]
Borrowings	645,003	82,746
Sale and leaseback agreement - lease payments
Disclosure of detailed information about borrowings [line items]
Borrowings	500,555	76,505
Sale and leaseback agreement - lease payments | Less than 1 year
Disclosure of detailed information about borrowings [line items]
Borrowings	19,841	4,547
Sale and leaseback agreement - lease payments | Between 1 and 5 years
Disclosure of detailed information about borrowings [line items]
Borrowings	85,406	19,130
Sale and leaseback agreement - lease payments | More than 5 years
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 395,308	$ 52,828